Chapter 11 - Narrative (Details) - USD ($)			2 Months Ended	11 Months Ended
	Feb. 28, 2022	Feb. 10, 2021	Feb. 22, 2022	Dec. 31, 2021	Jun. 30, 2022	Feb. 23, 2022	Jan. 20, 2022	Nov. 02, 2021
Reorganization, Chapter 11 [Line Items]
Total debt				$ 0	$ 968,000,000	$ 951,000,000
Rights offering percentage		12.50%
Backstop parties, equity commitment premium percentage		4.25%
Backstop parties, commitment premium		7.50%
Backstop parties, commitment premium		$ 20,000,000
% allocation			100.00%
Reorganization value, rig asset derecognized			$ 175,000,000
Reorganization value, financial liability rig asset derecognized			161,000,000
Reorganization value, cash held as collateral			7,000,000
Interest expense, not recorded due to reorganization			$ 48,000,000	$ 298,000,000
Paratus Energy Services
Reorganization, Chapter 11 [Line Items]
Ownership interest (as percent)					35.00%		35.00%
Class 4 credit agreement claimants
Reorganization, Chapter 11 [Line Items]
% allocation			83.00%
Rights offering participants
Reorganization, Chapter 11 [Line Items]
% allocation			12.50%
Backstop parties
Reorganization, Chapter 11 [Line Items]
% allocation			4.25%
Class 9 predecessor shareholders
Reorganization, Chapter 11 [Line Items]
% allocation			0.25%
NSNCo | SeaMex Limited
Reorganization, Chapter 11 [Line Items]
Business acquisition, percentage of voting interests acquired								100.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners							35.00%
NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent							65.00%
Maximum | Reorganized Seadrill
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent		83.00%
Minimum | Reorganized Seadrill
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent		16.75%
Allowed credit agreement claim
Reorganization, Chapter 11 [Line Items]
Total debt		$ 683,000,000
New first lien facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity		300,000,000
New first lien term loan
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity		175
New first lien revolving credit facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity		$ 125,000,000
Hermen convertible bond | Convertible debt
Reorganization, Chapter 11 [Line Items]
Debt instrument, face amount	$ 50,000,000
Debt conversion, converted instrument, rate	5.00%